MANNING & NAPIER FUND, INC.

Supplement dated August 1, 2013 to the combined Prospectus (the “Prospectus”) dated May 1, 2013 for the following Series:

Small Cap Series – Class A	Core Bond Series
Commodity Series	Core Plus Bond Series
Technology Series	Real Estate Series – Class S and I
International Series – Class S and I	Emerging Markets Series
Life Sciences Series	Inflation Focus Equity Series
World Opportunities Series – Class A	Diversified Tax Exempt Series
High Yield Bond Series – Class S and I	New York Tax Exempt Series
Global Fixed Income Series – Class S and I	Ohio Tax Exempt Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.	Effective August 1, 2013, the shares of the Core Plus Bond Series, which previously did not have a class name designation, have been redesignated as Class S Shares. Class S Shares of the Core Plus Bond Series are offered in a separate prospectus. Accordingly, effective August 1, 2013, shares of the Core Plus Bond Series are no longer offered in the Prospectus, and all references to the Core Plus Bond Series in the Prospectus are hereby deleted.